CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 179.3	$ 111.4
Accounts receivable, net	129.8	142.4
Inventories	93.0	91.2
Receivable from escrow	375.0	0
Prepaid expenses and other current assets	41.4	20.1
Deferred income taxes	2.6	14.7
Total Current Assets	821.1	379.8
Property, plant and equipment, net	186.0	160.5
Goodwill	216.1	213.3
Other intangible assets, net	63.1	66.5
Deferred income taxes	10.4	9.1
Other non-current assets	16.3	9.0
Total Assets	1,313.0	838.2
Current Liabilities:
Accounts payable	85.8	69.9
Accrued expenses and other current liabilities	84.3	76.6
Deferred income taxes	26.5	0.6
Income taxes payable	15.5	20.5
Total Current Liabilities	212.1	167.6
Long-term debt	1,025.0	585.0
Deferred income taxes	31.4	33.3
Other non-current liabilities	22.2	21.5
Total Liabilities	1,290.7	807.4
Commitments and contingencies-see Note 11
Stockholders' Equity:
Common stock, $0.01 par value, 300.0 shares authorized; 99.2 shares issued as of December 31, 2012 and 2011	1.0	1.0
Additional paid in capital	379.0	361.8
Retained Earnings	849.3	742.5
Accumulated other comprehensive loss	(7.6)	(14.7)
Treasury stock at cost; 39.5 and 35.4 shares as of December 31, 2012 and 2011, respectively	(1,199.4)	(1,059.8)
Total Stockholders' Equity	22.3	30.8
Total Liabilities and Stockholders' Equity	$ 1,313.0	$ 838.2